LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Depreciation expense on property, plant and equipment
Summary of land use right, net

	As of December 31,
	2019	2020
	RMB	RMB
Gross carrying amount	34,761,487	49,961,221
Less: Accumulated amortization	(405,551)	(1,126,101)

Land use rights, net	34,355,936	48,835,120

Summary of amortization expense of land use rights

Amortization expense on intangible assets was allocated to the following expense items:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	—	184,906	194,340
General and administrative expenses	2,072,389	2,336,803	1,783,927

Total amortization expense	2,072,389	2,521,709	1,978,267

Land use right, net
Depreciation expense on property, plant and equipment
Summary of amortization expense of land use rights

	For the Year Ended December 31,
	2019	2020
	RMB	RMB
Cost of revenues	—	317,562
General and administrative expenses	405,551	402,988

Total amortization expense	405,551	720,550